Deferred Charges and Other Assets - Net	12 Months Ended
Dec. 31, 2015
Deferred Charges and Other Assets - Net
8.	DEFERRED CHARGES AND OTHER ASSETS — NET

As of December 31, deferred charges and other assets — net consisted of the following:

	December 31,
	2014	2015
Long-term prepaid rents	7,296	4,278
Construction and other deposits	14,171	8,459
Equipment to be placed in service	14,124	15,388
Other	10,980	10,118

Total	$46,571	$38,243

See Note 2 for discussion of debt issuance costs reclassification upon adoption of ASU 2015-03.